Investments in Companies Accounted for at Equity (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Companies Accounted for at Equity Method [Abstract]
Schedule of Group's Investments in Companies Accounted for at Equity

The following table summarizes the Group’s investments in companies accounted for at equity:

	December 31,
	2025	2024

TSG (Joint venture)	$33,882	$20,453
Other Investments accounted for at equity	13,691	17,185
Other investments held by subsidiaries	1,335	1,558

	$48,908	$39,196

Schedule of Investment in TSG in the Consolidated Statements of Financial Position	The following table summarizes the balances related to the Company’s investment in TSG in the consolidated statements of financial position:
	December 31,
	2025	2024
Investments in companies accounted for at equity method
Shares	$33,882	$20,453
Long-term investments and receivables
Dividend preference	$3,512	$3,652
The following table summarizes the balances related to the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:
	December 31,
	2025	2024
Investments in companies accounted for at equity method
Shares	$13,691	$17,185

Schedule of Fair Value of TSG's Dividend Preference Derivative	The following table summarizes the changes in the fair value of TSG’s dividend preference derivative:
	December 31,
	2025	2024
Opening balance	$3,652	$3,000
Increase in fair value recognized in profit or loss	-	67
Other income	-	590
Dividend	(577)	-
Currency exchange rate in other comprehensive income (loss)	437	(5)
Closing balance	$3,512	$3,652

Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG	The following table summarizes the changes in the carrying amount of the Company’s investment in TSG:
January 1, 2023	$19,459

Company’s share of profit	686
Company’s share of other comprehensive income (loss)	(575)
Adjustments arising from translating financial statements from functional currency to presentation currency	(572)
December 31, 2023	$18,998

Company’s share of profit	701
Company’s share of other comprehensive income (loss)	(1,964)
Capital gain realized from issuance of shares	4,141
Capital note conversion	(1,352)
Adjustments arising from translating financial statements from functional currency to presentation currency	(71)
December 31, 2024	$20,453

Company’s share of profit	1,557
Company’s share of other comprehensive income (loss)	101
Capital gain realized from issuance of shares and options	9,220
Dividend	(577)
Adjustments arising from translating financial statements from functional currency to presentation currency	3,128
December 31, 2025	$33,882
The following table summarizes the changes in the carrying amount of the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:
Acquisition	15,323
Company’s share of profit	1,617
Adjustments arising from translating financial statements from functional currency to presentation currency	245
December 31, 2024	$17,185

Company’s share of profit	2,443
Dividend	(5,363)
Adjustments arising from translating financial statements from functional currency to presentation currency	(574)
December 31, 2025	$13,691

Schedule of Statements of Financial Position of TSG	Summarized statements of financial position of TSG as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Current assets	$102,293	$64,853
Non-current assets	108,131	79,473
Current liabilities	(64,710)	(40,853)
Non-current liabilities	(56,941)	(59,236)
Net assets	88,773	$44,237
Accumulated cost of share-based payment	(5,676)	(4,293)
Total equity attributed to shareholders	$83,097	$39,944
	37.33%	42.71%
Share of equity in TSG	31,020	17,060
Excess of fair value over carrying amount	2,862	3,393
Total investment carrying amount	$33,882	$20,453
Summarized statements of financial position of other Investments accounted for at equity as of December 31, 2025 and 2024:
	December 31,
	2025	2024
Current assets	$81,166	$84,796
Non-current assets	1,256	597
Current liabilities	(44,607)	(45,763)
Non-current liabilities	(282)	(186)
Net assets	$37,533	$39,444
Accumulated cost of share-based payment	(3,949)	-
Total equity attributed to shareholders	$33,584	$39,444
	21.45%	21.45%
Share of equity	7,204	8,461
Excess of fair value over carrying amount	6,487	8,724
Total investment carrying amount	$13,691	$17,185

Schedule of Operating Results of TSG	Summarized operating results of TSG for the years ended December 31, 2025, 2024 and 2023:
	Year ended December 31,
	2025	2024	2023

Revenues	$125,851	$87,102	$79,449
Net income	5,632	3,028	2,587
Other comprehensive income	270	999	1,236

Total comprehensive income	$5,902	$4,027	$3,823

Company’s share in TSG	37.33%	42.71%	50%
	2,203	1,720	1,912
Amortization of excess cost of intangible assets net of tax	(545)	(523)	(608)
Company’s share of total comprehensive income	$1,658	$1,197	$1,304

Company’s share of other comprehensive income	101	496	618
Company’s share of profit	1,557	701	686
	$1,658	$1,197	$1,304
Summarized operating results of other Investments accounted for at equity for the years ended December 31, 2025 and 2024:
	Year ended December 31,	For the period starting September, 4 2024 and ended December 31,
	2025	2024

Revenues	$248,100	$87,623
Net income	21,194	10,791

Net income	$21,194	$10,791

Company’s share	21.45%	21.45%
	4,546	2,315
Amortization of excess cost of intangible assets net of tax	(2,103)	(697)
Company’s share of profit	$2,443	$1,617

Company’s share of profit	2,443	1,617
	$2,443	$1,617